UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4098

Name of Registrant: Vanguard Chester Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Item 1: Schedule of Investments

Vanguard PRIMECAP Fund

Schedule of Investments
As of June 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (97.5%)
Consumer Discretionary (9.0%)
* DIRECTV Class A	14,043,062	685,582
1 Whirlpool Corp.	5,104,400	312,185
TJX Cos. Inc.	6,875,000	295,144
Walt Disney Co.	5,575,000	270,387
Limited Brands Inc.	5,512,950	234,466
Carnival Corp.	5,542,600	189,945
* Bed Bath & Beyond Inc.	2,800,975	173,100
^ Sony Corp. ADR	9,750,000	138,840
Mattel Inc.	4,000,000	129,760
* Amazon.com Inc.	270,000	61,655
Lowe's Cos. Inc.	1,000,000	28,440
Macy's Inc.	548,800	18,851
Time Warner Cable Inc.	200,000	16,420
Ross Stores Inc.	248,800	15,543
Target Corp.	100,000	5,819
		2,576,137
Consumer Staples (1.4%)
Costco Wholesale Corp.	2,825,000	268,375
Procter & Gamble Co.	1,000,000	61,250
Kellogg Co.	898,000	44,298
CVS Caremark Corp.	300,000	14,019
PepsiCo Inc.	170,000	12,012
		399,954
Energy (4.5%)
Noble Energy Inc.	4,974,850	421,967
Schlumberger Ltd.	3,682,200	239,012
EOG Resources Inc.	2,357,300	212,416
Petroleo Brasileiro SA ADR Type A	4,473,800	81,155
Hess Corp.	1,669,000	72,518
Cenovus Energy Inc.	1,794,476	57,064
National Oilwell Varco Inc.	820,200	52,854
Encana Corp.	2,475,000	51,554
Exxon Mobil Corp.	515,000	44,069
* Southwestern Energy Co.	840,000	26,821
* Cameron International Corp.	535,000	22,850
Transocean Ltd.	250,000	11,182
Petroleo Brasileiro SA ADR	400,000	7,508
Noble Corp.	200,000	6,506
		1,307,476
Financials (4.8%)
Marsh & McLennan Cos. Inc.	17,275,300	556,783
Charles Schwab Corp.	28,315,900	366,125
* Berkshire Hathaway Inc. Class B	2,400,000	199,992
Chubb Corp.	2,550,000	185,691
Progressive Corp.	1,300,000	27,079
American Express Co.	432,100	25,152
Wells Fargo & Co.	600,000	20,064

	Weyerhaeuser Co.	300,000	6,708
			1,387,594
Health Care (29.3%)
*,1 Biogen Idec Inc.		11,995,100	1,731,853
	Amgen Inc.	22,084,200	1,613,030
	Eli Lilly & Co.	24,700,800	1,059,911
	Roche Holding AG	5,750,000	993,215
	Novartis AG ADR	15,286,665	854,525
	Medtronic Inc.	20,829,252	806,717
	Johnson & Johnson	6,514,800	440,140
*	Life Technologies Corp.	6,903,300	310,579
	GlaxoSmithKline plc ADR	5,644,000	257,197
*	Boston Scientific Corp.	29,342,560	166,372
	Abbott Laboratories	1,260,000	81,232
	Sanofi ADR	1,205,000	45,525
	Stryker Corp.	259,000	14,271
	Zimmer Holdings Inc.	197,000	12,679
			8,387,246
Industrials (14.7%)
	FedEx Corp.	12,401,570	1,136,108
	Honeywell International Inc.	8,810,000	491,950
	CH Robinson Worldwide Inc.	7,549,450	441,869
	Southwest Airlines Co.	34,521,300	318,286
	United Parcel Service Inc. Class B	3,731,700	293,909
	Caterpillar Inc.	3,279,300	278,445
	Union Pacific Corp.	1,974,200	235,542
	Boeing Co.	3,105,000	230,701
	Deere & Co.	1,961,500	158,627
	European Aeronautic Defence and Space Co. NV	4,227,900	150,052
*	Alaska Air Group Inc.	3,242,300	116,399
	Donaldson Co. Inc.	3,144,300	104,925
	Canadian Pacific Railway Ltd.	1,354,400	99,223
	Expeditors International of Washington Inc.	1,309,400	50,739
	PACCAR Inc.	1,000,000	39,190
	Granite Construction Inc.	809,800	21,144
*	United Continental Holdings Inc.	550,000	13,381
*	Delta Air Lines Inc.	1,150,000	12,593
	Pall Corp.	205,000	11,236
	CSX Corp.	472,000	10,554
	Rockwell Automation Inc.	25,000	1,652
	Safran SA	42,000	1,560
	Norfolk Southern Corp.	17,100	1,227
			4,219,312
Information Technology (29.3%)
*	Google Inc. Class A	1,755,425	1,018,269
	Microsoft Corp.	32,561,200	996,047
	Texas Instruments Inc.	33,456,500	959,867
*	Adobe Systems Inc.	24,546,570	794,572
	Oracle Corp.	24,316,933	722,213
	Intuit Inc.	12,146,500	720,895
	QUALCOMM Inc.	10,023,250	558,095
	Intel Corp.	12,400,000	330,460
*	EMC Corp.	9,597,800	245,992
	Accenture plc Class A	3,425,800	205,856
	Visa Inc. Class A	1,662,120	205,488
*	Symantec Corp.	12,009,200	175,454

	Hewlett-Packard Co.		8,250,000	165,908
	Telefonaktiebolaget LM Ericsson ADR		16,808,914	153,465
	KLA-Tencor Corp.		3,066,400	151,020
*	Micron Technology Inc.		20,000,000	126,200
1	Plantronics Inc.		3,701,500	123,630
*	NVIDIA Corp.		7,635,700	105,525
	Applied Materials Inc.		8,124,600	93,108
	Motorola Solutions Inc.		1,834,000	88,234
	Corning Inc.		6,275,200	81,138
*	Research In Motion Ltd.		10,438,600	77,141
	ASML Holding NV		928,056	47,721
*	NetApp Inc.		1,430,000	45,503
	Activision Blizzard Inc.		3,485,000	41,785
*	Apple Inc.		52,000	30,368
	Cisco Systems Inc.		1,600,000	27,472
*	Entegris Inc.		2,583,472	22,063
	Mastercard Inc. Class A		50,050	21,527
*	SanDisk Corp.		400,000	14,592
	Altera Corp.		400,000	13,536
	Analog Devices Inc.		350,000	13,185
*	Rambus Inc.		2,000,000	11,480
*	Dell Inc.		500,000	6,260
				8,394,069
Materials (4.1%)
	Potash Corp. of Saskatchewan Inc.		14,350,700	626,982
	Monsanto Co.		5,912,460	489,433
	Praxair Inc.		475,000	51,647
	Freeport-McMoRan Copper & Gold Inc.		33,275	1,134
	Domtar Corp.		3,400	261
				1,169,457
Telecommunication Services (0.0%)
*	Sprint Nextel Corp.		146,300	477

Utilities (0.4%)
*	AES Corp.		4,983,000	63,932
	Public Service Enterprise Group Inc.		891,000	28,958
	NextEra Energy Inc.		179,440	12,347
				105,237
Total Common Stocks (Cost $18,331,652)				27,946,959
		Coupon
Temporary Cash Investment (2.7%)
Money Market Fund (2.7%)
[2,3] Vanguard Market Liquidity Fund (Cost
	$768,153)	0.148%	768,153,344	768,153

Total Investments (100.2%) (Cost $19,099,805)				28,715,112
Other Assets and Liabilities-Net (-0.2%)[3]				(61,819)
Net Assets (100%)				28,653,293

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $23,920,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $25,197,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	26,802,133	1,144,826	—
Temporary Cash Investments	768,153	—	—
Total	27,570,286	1,144,826	—

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2012, based on the inputs used to value them:

PRIMECAP Fund

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds		June. 30,
	Sept. 30, 2011		from		2012
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Alaska Air Group Inc.	135,096	—	54,721	—	NA1
Biogen Idec Inc.	1,146,164	—	34,098	—	1,731,853
Plantronics Inc.	105,308	—	—	740	123,630
Whirlpool Corp.	294,469	—	50,183	8,635	312,185
	1,681,037			9,375	2,167,668

1 Not applicable — At June 30, 2012, the security was still held, but the issuer was no longer an affiliated company of the fund.

E. At June 30, 2012, the cost of investment securities for tax purposes was $19,099,805,000. Net unrealized appreciation of investment securities for tax purposes was $9,615,307,000, consisting of unrealized gains of $11,289,956,000 on securities that had risen in value since their purchase and $1,674,649,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement Income Fund

Schedule of Investments
As of June 30, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (21.4%)
Vanguard Total Stock Market Index Fund Investor Shares	55,192,306	1,871,019

International Stock Fund (9.2%)
Vanguard Total International Stock Index Fund Investor Shares	59,284,792	802,123

Bond Funds (64.6%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	356,760,722	3,913,665
Vanguard Inflation-Protected Securities Fund Investor Shares	118,185,241	1,725,505
		5,639,170
Money Market Funds (4.9%)
Vanguard Prime Money Market Fund Investor Shares	428,357,564	428,357
1 Vanguard Market Liquidity Fund, 0.148%	1,396,665	1,397
		429,754
Total Investment Companies (Cost $8,021,182)		8,742,066
Other Assets and Liabilities-Net (-0.1%)		(5,282)
Net Assets (100%)		8,736,784

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2012, the cost of investment securities for tax purposes was $8,021,182,000. Net unrealized appreciation of investment securities for tax purposes was $720,884,000, consisting of unrealized gains of $792,687,000 on securities that had risen in value since their purchase and $71,803,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2010 Fund

Schedule of Investments
As of June 30, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (31.4%)
Vanguard Total Stock Market Index Fund Investor Shares	53,921,418	1,827,936

International Stock Fund (13.2%)
Vanguard Total International Stock Index Fund Investor Shares	57,054,632	771,949

Bond Funds (54.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	218,647,034	2,398,558
Vanguard Inflation-Protected Securities Fund Investor Shares	51,220,097	747,813
		3,146,371
Money Market Fund (1.4%)
Vanguard Prime Money Market Fund Investor Shares	81,433,855	81,434

Total Investments (100.0%) (Cost $5,411,553)		5,827,690
Other Assets and Liabilities-Net (0.0%)		2,588
Net Assets (100%)		5,830,278
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2012, the cost of investment securities for tax purposes was $5,411,553,000. Net unrealized appreciation of investment securities for tax purposes was $416,137,000, consisting of unrealized gains of $495,670,000 on securities that had risen in value since their purchase and $79,533,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2015 Fund

Schedule of Investments
As of June 30, 2012

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (39.5%)
Vanguard Total Stock Market Index Fund Investor Shares	184,511,678	6,254,946

International Stock Fund (16.8%)
Vanguard Total International Stock Index Fund Investor Shares	196,384,127	2,657,077

Bond Funds (43.6%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	570,054,285	6,253,496
Vanguard Inflation-Protected Securities Fund Investor Shares	45,234,992	660,431
		6,913,927
Total Investment Companies (Cost $14,479,820)		15,825,950
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.148% (Cost $8,035)	8,035,368	8,035

Total Investments (100.0%) (Cost $14,487,855)		15,833,985
Other Assets and Liabilities-Net (0.0%)		(3,696)
Net Assets (100%)		15,830,289

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2012, the cost of investment securities for tax purposes was $14,487,855,000. Net unrealized appreciation of investment securities for tax purposes was $1,346,130,000, consisting of unrealized gains of $,1,631,063,000 on securities that had risen in value since their purchase and $284,933,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2020 Fund

Schedule of Investments
As of June 30, 2012

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (45.0%)
Vanguard Total Stock Market Index Fund Investor Shares	197,363,688	6,690,629

International Stock Fund (19.4%)
Vanguard Total International Stock Index Fund Investor Shares	213,219,519	2,884,860

Bond Fund (35.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	480,783,016	5,274,190

Total Investment Companies (Cost $13,841,497)		14,849,679
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.148% (Cost $11,795)	11,795,044	11,795

Total Investments (100.0%) (Cost $13,853,292)		14,861,474
Other Assets and Liabilities-Net (0.0%)		4,652
Net Assets (100%)		14,866,126

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2012, the cost of investment securities for tax purposes was $13,853,292,000. Net unrealized appreciation of investment securities for tax purposes was $1,008,182,000, consisting of unrealized gains of $1,299,477,000 on securities that had risen in value since their purchase and $291,295,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2025 Fund

Schedule of Investments
As of June 30, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (50.2%)
Vanguard Total Stock Market Index Fund Investor Shares	274,372,009	9,301,211

International Stock Fund (21.6%)
Vanguard Total International Stock Index Fund Investor Shares	296,593,820	4,012,915

Bond Fund (28.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	475,789,889	5,219,415

Total Investment Companies (Cost $17,019,067)		18,533,541
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.148% (Cost $6,059)	6,058,984	6,059

Total Investments (100.0%) (Cost $17,025,126)		18,539,600
Other Assets and Liabilities-Net (0.0%)		7,756
Net Assets (100%)		18,547,356

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2012, the cost of investment securities for tax purposes was $17,025,126,000. Net unrealized appreciation of investment securities for tax purposes was $1,514,474,000, consisting of unrealized gains of $1,957,583,000 on securities that had risen in value since their purchase and $443,109,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2030 Fund

Schedule of Investments
As of June 30, 2012

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (55.4%)
Vanguard Total Stock Market Index Fund Investor Shares	189,330,084	6,418,290

International Stock Fund (23.8%)
Vanguard Total International Stock Index Fund Investor Shares	203,464,305	2,752,872

Bond Fund (20.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	218,917,785	2,401,528

Total Investment Companies (Cost $10,735,459)		11,572,690
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.148% (Cost $10,293)	10,292,707	10,293

Total Investments (100.0%) (Cost $10,745,752)		11,582,983
Other Assets and Liabilities-Net (0.0%)		294
Net Assets (100%)		11,583,277

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2012, the cost of investment securities for tax purposes was $10,745,752,000. Net unrealized appreciation of investment securities for tax purposes was $837,231,000, consisting of unrealized gains of $1,119,667,000 on securities that had risen in value since their purchase and $282,436,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2035 Fund

Schedule of Investments
As of June 30, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (60.7%)
Vanguard Total Stock Market Index Fund Investor Shares	233,452,400	7,914,036

International Stock Fund (26.0%)
Vanguard Total International Stock Index Fund Investor Shares	250,521,756	3,389,560

Bond Fund (13.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	157,824,874	1,731,339

Total Investment Companies (Cost $11,974,444)		13,034,935
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.148% (Cost $6,046)	6,046,017	6,046

Total Investments (100.0%) (Cost $11,980,490)		13,040,981
Other Assets and Liabilities-Net (0.0%)		4,715
Net Assets (100%)		13,045,696

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2012, the cost of investment securities for tax purposes was $11,980,490,000. Net unrealized appreciation of investment securities for tax purposes was $1,060,491,000, consisting of unrealized gains of $1,440,801,000 on securities that had risen in value since their purchase and $380,310,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2040 Fund

Schedule of Investments
As of June 30, 2012

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (63.0%)
Vanguard Total Stock Market Index Fund Investor Shares	134,861,670	4,571,811

International Stock Fund (27.0%)
Vanguard Total International Stock Index Fund Investor Shares	144,632,193	1,956,873

Bond Fund (9.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	65,637,807	720,047

Total Investment Companies (Cost $6,687,663)		7,248,731
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.148% (Cost $5,083)	5,082,750	5,083

Total Investments (100.0%) (Cost $6,692,746)		7,253,814
Other Assets and Liabilities-Net (0.0%)		2,821
Net Assets (100%)		7,256,635

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2012, the cost of investment securities for tax purposes was $6,692,746,000. Net unrealized appreciation of investment securities for tax purposes was $561,068,000, consisting of unrealized gains of $754,473,000 on securities that had risen in value since their purchase and $193,405,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2045 Fund

Schedule of Investments
As of June 30, 2012

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (63.0%)
Vanguard Total Stock Market Index Fund Investor Shares	137,332,869	4,655,584

International Stock Fund (27.0%)
Vanguard Total International Stock Index Fund Investor Shares	147,281,238	1,992,715

Bond Fund (9.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	66,839,028	733,224

Total Investment Companies (Cost $6,783,949)		7,381,523
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.148% (Cost $4,833)	4,832,718	4,833

Total Investments (100.0%) (Cost $6,788,782)		7,386,356
Other Assets and Liabilities-Net (0.0%)		1,143
Net Assets (100%)		7,387,499

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2012, the cost of investment securities for tax purposes was $6,788,782,000. Net unrealized appreciation of investment securities for tax purposes was $597,574,000, consisting of unrealized gains of $818,934,000 on securities that had risen in value since their purchase and $221,360,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2050 Fund

Schedule of Investments
As of June 30, 2012

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (63.0%)
Vanguard Total Stock Market Index Fund Investor Shares	57,106,286	1,935,903

International Stock Fund (26.9%)
Vanguard Total International Stock Index Fund Investor Shares	61,242,865	828,616

Bond Fund (9.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	27,793,059	304,890

Total Investment Companies (Cost $2,821,763)		3,069,409
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.148% (Cost $2,765)	2,764,665	2,765

Total Investments (99.9%) (Cost $2,824,528)		3,072,174
Other Assets and Liabilities-Net (0.1%)		2,266
Net Assets (100%)		3,074,440

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2012, the cost of investment securities for tax purposes was $2,824,528,000. Net unrealized appreciation of investment securities for tax purposes was $247,646,000, consisting of unrealized gains of $326,698,000 on securities that had risen in value since their purchase and $79,052,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2055 Fund

Schedule of Investments
As of June 30, 2012

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (62.9%)
Vanguard Total Stock Market Index Fund Investor Shares	5,496,391	186,328

International Stock Fund (26.9%)
Vanguard Total International Stock Index Fund Investor Shares	5,894,645	79,754

Bond Fund (9.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	2,675,117	29,346

Total Investment Companies (Cost $292,113)		295,428
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.148% (Cost $360)	359,925	360

Total Investments (99.8%) (Cost $292,473)		295,788
Other Assets and Liabilities-Net (0.2%)		687
Net Assets (100%)		296,475

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2012, the cost of investment securities for tax purposes was $292,473,000. Net unrealized appreciation of investment securities for tax purposes was $3,315,000, consisting of unrealized gains of $8,926,000 on securities that had risen in value since their purchase and $5,611,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2060 Fund

Schedule of Investments
As of June 30, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (63.2%)
Vanguard Total Stock Market Index Fund Investor Shares	397,522	13,476

International Stock Fund (27.0%)
Vanguard Total International Stock Index Fund Investor Shares	426,329	5,769

Bond Fund (9.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	193,456	2,122

Total Investment Companies (Cost $21,427)		21,367
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1 Vanguard Market Liquidity Fund, 0.148% (Cost $54)	54,149	54

Total Investments (100.4%) (Cost $21,481)		21,421
Other Assets and Liabilities-Net (-0.4%)		(91)
Net Assets (100%)		21,330

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2012, the cost of investment securities for tax purposes was $21,481,000. Net unrealized depreciation of investment securities for tax purposes was $60,000, consisting of unrealized gains of $38,000 on securities that had risen in value since their purchase and $98,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

VANGUARD CHESTER FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.